THIRD PARTY BORROWINGS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Short Term Bank Loans Weighted Average Interest Rate	7.74%	7.61%
Lease securitization borrowings, Weighted-average interest rate	0.00%	10.62%
Total, Weighted-average interest rate	7.74%	8.07%
Short-term bank loans, Maturities	July 2012 to March 2013
Short-term bank loans	$ 92,333	$ 126,966
Lease securitization borrowings	0	23,013
Total	$ 92,333	$ 149,979